PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Argentina 9.6%
Globant SA*(a)	6,465	$1,118,057
MercadoLibre, Inc.*	2,658	2,989,240
		4,107,297
Brazil 9.6%
Arco Platform Ltd. (Class A Stock)*	14,622	636,788
Lojas Renner SA	84,379	664,317
Magazine Luiza SA	115,867	1,784,910
Notre Dame Intermedica Participacoes SA	45,140	578,901
Raia Drogasil SA	18,785	449,158
		4,114,074
China 51.5%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	111,277	719,933
Alibaba Group Holding Ltd., ADR*	7,159	1,797,052
BeiGene Ltd., ADR*	2,365	494,285
Bilibili, Inc., ADR*	27,289	1,189,255
Burning Rock Biotech Ltd., ADR*	21,527	538,175
Genetron Holdings Ltd., ADR*	29,927	427,956
Hangzhou Tigermed Consulting Co. Ltd. (Class A Stock)	34,440	530,961
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock)*	35,000	451,595
Hansoh Pharmaceutical Group Co. Ltd., 144A*	160,793	697,589
Innovent Biologics, Inc., 144A*	178,945	1,099,314
JD.com, Inc., ADR*	15,942	1,016,940
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	130,799	1,766,340
Kweichow Moutai Co. Ltd. (Class A Stock)	4,770	1,143,376
Li Ning Co. Ltd.	278,305	899,265
Meituan Dianping (Class B Stock)*	86,768	2,145,071
Silergy Corp.	22,000	1,323,476
Tencent Holdings Ltd.	37,856	2,583,970
WuXi AppTec Co. Ltd. (Class H Stock), 144A(a)	80,082	1,207,448
Wuxi Biologics Cayman, Inc., 144A*	49,976	1,032,504
Zai Lab Ltd., ADR*	12,627	961,041
		22,025,546
India 3.1%
Asian Paints Ltd.	13,619	311,813
Hindustan Unilever Ltd.	12,193	359,656
MakeMyTrip Ltd.*(a)	41,651	648,506
		1,319,975

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Indonesia 2.6%
Ace Hardware Indonesia Tbk PT*			4,561,072	$546,834
Mitra Adiperkasa Tbk PT*			12,561,080	590,668
				1,137,502
Poland 2.0%
Dino Polska SA, 144A*			15,276	852,649
South Korea 7.1%
Kakao Corp.			3,306	959,533
NAVER Corp.			4,457	1,130,117
Samsung SDI Co. Ltd.			2,861	960,930
				3,050,580
Taiwan 9.6%
MediaTek, Inc.			38,000	907,575
Sea Ltd., ADR*(a)			16,548	2,022,165
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			14,775	1,165,600
				4,095,340
Thailand 2.2%
CP ALL PCL			289,093	634,400
Minor International PCL*			545,362	317,465
				951,865

Total Long-Term Investments (cost $27,762,450)				41,654,828
Short-Term Investments 14.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,537,544	1,537,544

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $4,484,852; includes $4,483,503 of cash collateral for securities on loan)(b)(w)	4,486,657	$4,486,208

Total Short-Term Investments (cost $6,022,396)			6,023,752

TOTAL INVESTMENTS 111.4% (cost $33,784,846)			47,678,580
Liabilities in excess of other assets (11.4)%			(4,886,046)

Net Assets 100.0%			$42,792,534

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,345,422; cash collateral of $4,483,503 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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